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                         SUPPLEMENT DATED MAY 27, 1999
                                      to
                         PROSPECTUS DATED MAY 1, 1999
                                     for
             INDIVIDUAL FLEXIBLE PAYMENT VARIABLE ANNUITY CONTRACTS


                                   Issued by
                        MONY America Variable Account A
                    MONY Life Insurance Company of America

Effective May 27, 1999 this Supplement updates certain information contained in your Prospectus. Please read it and keep it with your prospectus for future reference.

1. The Section entitled "Right to Return Contract Provision" on pages 4 and 23 is hereby amended to include the following information:

         For contracts issued in the State of Washington, an additional 10% penalty will be added to any purchase payment refund due that is not paid within 30 days of return of the Contract to the Company. For contracts issued in the State of Oklahoma, if payment is delayed more than 30 days, the Company will pay interest on the proceeds at a rate required by Oklahoma law.

2. The section entitled "Payment of Death Benefit" on page 30 is hereby amended to include the following information:

         For contracts issued in the State of Washington, the Company will pay interest on death proceeds paid in a single sum or settled under a Settlement Option elected after the date of death. Interest will be paid from the date of death to the date of payment or election of a Settlement Option. The interest rate will not be less than the rate required by law.

3. THE SECTION ENTITLED "CHARGES AGAINST FUND VALUE -- SURRENDER CHARGE" ON PAGE 33 IS HEREBY AMENDED BY THE ADDITION OF THE FOLLOWING INFORMATION TO (3):

         The elimination of a surrender charge in this situation does not apply to contracts issued in the State of Texas.

4. THE SECTION ENTITLED "ELECTION AND CHANGE OF SETTLEMENT OPTION" ON PAGE 36 IS HEREBY AMENDED TO INCLUDE THE FOLLOWING INFORMATION:

         For contracts issued in the State of Texas, if no election is in effect when annuity payments start, Settlement Option 3 with a period certain of 10 years will be considered to have been elected.

5. The first paragraph of the section entitled "Additional Provisions" on page 37 is hereby amended to include the following information:

         For contracts issued in the State of Washington, any underpayment by the Company will be paid in a single sum after the correction of the misstatement.

6. THE SECTION ENTITLED "FEDERAL TAX STATUS -- RETIREMENT PLANS" ON PAGE 45 IS HEREBY AMENDED TO INCLUDE THE FOLLOWING INFORMATION AT THE END OF THE FIRST PARAGRAPH:

         Certain Individual Retirement Annuities are not available under contracts issued in some states.


Form No. 14426 SL (5/27/99)                                           333-59717